OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Disclosure of operating segments

For the year ended December 31, 2024	Pipelines(1)	Facilities	Marketing & New Ventures(2)	Corporate & Inter-segment Eliminations	Total
($ millions)
Revenue from external customers	3,185	358	3,796	45	7,384
Inter-segment revenue	201	769	—	(970)	—
Total revenue(3)	3,386	1,127	3,796	(925)	7,384
Operating expenses(5)	832	474	25	(355)	976
Cost of goods sold	40	—	3,198	(630)	2,608
Depreciation and amortization included in gross profit	557	183	64	8	812
Cost of sales	1,429	657	3,287	(977)	4,396
Share of profit from equity accounted investees	42	231	55	—	328
Gross profit	1,999	701	564	52	3,316
Depreciation included in general and administrative	3	—	—	47	50
Other general and administrative(5)	65	23	48	258	394
Other expense (income)	—	2	(62)	35	(25)
Loss on Acquisition (Note 5)	—	—	—	616	616
Results from operating activities	1,931	676	578	(904)	2,281
Net finance costs	24	10	9	518	561
Earnings (loss) before tax	1,907	666	569	(1,422)	1,720
Income tax recovery	—	—	—	—	(154)
Earnings (loss)	1,907	666	569	(1,422)	1,874
Capital expenditures	539	345	30	41	955
Contributions to equity accounted investees	5	124	242	—	371

For the year ended December 31, 2023	Pipelines(1)	Facilities	Marketing & New Ventures(2)(4)	Corporate & Inter-segment Eliminations	Total(4)
($ millions)
Revenue from external customers	2,542	449	3,293	47	6,331
Inter-segment revenue	165	460	—	(625)	—
Total revenue(3)	2,707	909	3,293	(578)	6,331
Operating expenses(5)	695	360	7	(237)	825
Cost of goods sold	17	—	2,736	(395)	2,358
Depreciation and amortization included in gross profit	414	159	46	5	624
Cost of sales	1,126	519	2,789	(627)	3,807
Share of profit (loss) from equity accounted investees	109	233	(26)	—	316
Gross profit	1,690	623	478	49	2,840
Depreciation included in general and administrative	—	—	—	39	39
Other general and administrative(5)	42	23	43	275	383
Other expense (income)	11	(19)	(4)	6	(6)
Impairment reversal	(231)	—	—	—	(231)
Results from operating activities	1,868	619	439	(271)	2,655
Net finance costs	28	9	4	425	466
Earnings (loss) before tax	1,840	610	435	(696)	2,189
Income tax expense	—	—	—	—	413
Earnings (loss)	1,840	610	435	(696)	1,776
Capital expenditures	448	102	10	46	606
Contributions to equity accounted investees	20	33	218	—	271
(1)    Pipelines revenue includes $501 million (2023: $302 million) associated with U.S. pipeline revenue.
(2)    Marketing & New Ventures includes revenue of $845 million (2023: $186 million) associated with U.S. midstream sales.
(3)    During 2024 and 2023, no one customer accounted for 10 percent or more of total revenues reported throughout all segments.
(4)    Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies.
(5)    Pembina incurred $576 million (2023: $486 million) of employee costs, of which $329 million (2023: $243 million) was recorded in operating expenses and $247 million (2023: $243 million) in general and administrative expenses. Employee costs include salaries, benefits and share-based compensation.
The aggregate carrying amount of goodwill allocated to each operating segment is as follows:

As at December 31	2024	2023
($ millions)
Pipelines	3,089	2,716
Facilities	442	396
Marketing & New Ventures	1,493	1,439
Total goodwill	5,024	4,551

Disclosure of non-current assets

For the years ended December 31
($ millions)	2024	2023
Canada	27,701	25,954
United States	6,685	3,721
Total non-current assets(1)	34,386	29,675
(1)    Excludes deferred income tax assets, derivative financial instruments, and post-employment benefit assets.